Financial Instruments (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended																																				12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 2011 Warrants [Member]	Mar. 31, 2013 2012 Warrants [Member]	Mar. 31, 2013 Convertible Note Conversion Option [Member]	Mar. 31, 2013 Convertible Note Call Option [Member]	Mar. 31, 2013 Derivative liability [Member]	Dec. 31, 2012 Derivative liability [Member]	Mar. 31, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Mar. 31, 2013 Warrant liability [Member]	Dec. 31, 2012 Warrant liability [Member]	Dec. 31, 2011 Warrant liability [Member]	Mar. 31, 2013 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member]	Mar. 31, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Mar. 31, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Mar. 31, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Mar. 31, 2013 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member]	Mar. 31, 2013 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Mar. 31, 2013 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Mar. 31, 2013 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Mar. 31, 2013 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member]	Mar. 31, 2013 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member] Convertible Note Call Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Mar. 31, 2013 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member] Convertible Note Conversion Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Mar. 31, 2013 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]
Assets [Abstract]
Cash and cash equivalents	$ 2,857	$ 7,536	$ 9,244												$ 2,857	$ 7,536	$ 9,244								$ 0	$ 0	$ 0								$ 0	$ 0	$ 0
Liabilities [Abstract]
Total fair value of liabilities	9,097	8,903						2,786	2,449	273	276	6,038	6,178	2,511	0	0		0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0	9,097	8,903		2,786	2,449		276	273		6,178	2,511	6,038
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	6,178			2,378	3,800	276	2,449																																	0	0		0	2,511	0		2,511	0	0	0
Exercise of warrants	(15)			(15)	0
Change in fair value	(125)			(246)	121	(3)	337																																	(732)	(212)		(212)	(1,277)	(14,436)		(133)	(14,436)	(1,144)	0
Balance	$ 6,038			$ 2,117	$ 3,921	$ 273	$ 2,786																																	$ 2,449	$ 276		$ 276	$ 6,178	$ 2,511		$ 2,378	$ 2,511	$ 3,800	$ 0